Property, Plant and Equipment	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 7: — PROPERTY, PLANT AND EQUIPMENT

a.
Composition of assets grouped by major classifications are as follows:

	March 31,
	2023	2022
Cost:
Land	$7,628	$7,628
Buildings	195,538	192,922
Leasehold improvements	5,109	5,211
Machinery and equipment	237,234	225,626
Computer software and equipment	60,990	64,164
Motor vehicles	80	80
Furniture, fixtures and office equipment	15,138	15,051
	521,717	510,682
Accumulated depreciation and impairment charges:
Buildings	$99,664	$92,378
Leasehold improvements	3,546	3,171
Machinery and equipment	172,343	163,266
Computer software and equipment	43,856	40,474
Motor vehicles	80	80
Furniture, fixtures and office equipment	12,089	11,621
	331,578	310,990
Depreciated cost	$190,139	$199,692

b.
Depreciation expenses were $26,489, $24,077, and $21,849 for the years ended March 31, 2023, 2022, and 2021, respectively.
c.
Cost of property, plant, and equipment includes capitalized interest expense, capitalized direct incremental costs (such as payroll and related expenses), and other internal costs incurred in order to bring the assets to their intended use in the amount of $15,281 and $15,333 as of March 31, 2023 and 2022, respectively. There were no additional capitalized interest and other costs as of March 31, 2023 and 2022.
d.
Cost of computer equipment includes capitalized development costs of computer software developed for internal use in the amount of $20,546 and $20,298 as of March 31, 2023 and 2022, respectively.
e.
Asset disposals were $5,007 and $906 for the years ended March 31, 2023 and 2022, respectively, mainly relating to the write-off of fully depreciated computer equipment, software, and production equipment.